Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₩ 10,731,034	₩ 10,873,266
Cash and cash equivalents (except for cash on hand) [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2,625,581	2,226,608
Financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	5,034,621	5,784,228
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,118,619	1,256,266
Contract assets [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	586,438	557,041
Derivatives financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	7,684	58,576
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	680,453	541,657
Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	6,570	7,086
Other financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₩ 671,068	₩ 441,804